Debt - Component of long-term debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 582,325	$ 404,138
Less unamortized original issue discount	(5,623)	(2,761)
Less unamortized deferred financing costs	(4,626)	(9,089)
Total debt	572,076	392,288
Less current maturities	(5,652)	(3,324)
Long-term debt, net	566,424	388,964
Total long-term debt, net of debt issuance costs	572,076	392,288
Term Loan facility [Member]
Debt Instrument [Line Items]
Total long-term debt	562,325
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt		324,138
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 80,000
Senior secured revolving loan facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 20,000